Annual Total Returns (Vanguard 500 Index Fund - Admiral Shares Participant:) (Vanguard 500 Index Fund, Vanguard 500 Index Fund - Admiral Shares)	12 Months Ended
Dec. 31, 2014
Vanguard 500 Index Fund | Vanguard 500 Index Fund - Admiral Shares
Annual Total Return
2014	13.64%
2013	32.33%
2012	15.96%
2011	2.08%
2010	15.05%
2009	26.62%
2008	(36.97%)
2007	5.47%
2006	15.75%
2005	4.87%